PRINCIPAL NATIONAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

SUPPLEMENT DATED DECEMBER 28, 2025
TO THE INITIAL SUMMARY PROSPECTUS DATED MAY 1, 2025 FOR

PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE III

This supplement updates information in the Initial Summary Prospectus for Principal Executive Variable Universal Life III (the “Policy”) issued by Principal National Life Insurance Company through the Principal National Life Insurance Company Variable Life Separate Account. Retain this supplement with the Initial Summary Prospectus.
This supplement provides new information about fees and charges applicable to Policies issued on or after March 2, 2026. Each of the revisions to the Initial Summary Prospectus, as set forth below, are effective as of March 2, 2026.

OTHER BENEFITS AVAILABLE UNDER THE POLICY
•In the benefit table, the rows for the Enhanced Cash Surrender Value Rider and Supplemental Benefit Rider will be replaced with the corresponding rows below:

Optional Benefit/Rider	Purpose	Standard/ Optional	Charge	Other Restrictions/Limitations
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	Yes
Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Election will generally result in higher asset based charges.

Supplemental Benefit Rider	Provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes	Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies. Additional asset based charges also apply.

ADDITIONAL INFORMATION ABOUT FEES
•The table titled “Transaction Fees for Policy Dates on or after October 1, 2021” will be replaced with the following:

Transaction Fees for Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.75% of premium paid(2)
Current		3.25% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid

Classification: Internal Use

Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of Policy Value
(1)    The sales charge varies over time and also varies with the existence of the Supplemental Benefit Rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge in the statutory prospectus.
(2)    Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 6.75%.
(3)    In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY in the statutory prospectus.
(4)    For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance in the statutory prospectus.

•The table titled “Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after October 1, 2021” will be replaced with the following:

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00585 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.01455 per $1,000 of Net Amount at Risk

Classification: Internal Use

Asset Based Charge for Base Face Amount(5) Policy without Enhanced Cash Surrender Value Rider	monthly
Maximum		0.90% of Division value per year
Current Charge		0.30% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current Charge		0.36% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.44% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.50% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.54% of Division value per year
Monthly Policy Issue Charge(1)	monthly
Policy without Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06000 per $1,000 of Total Face Amount
Policy with Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)	1.0% of Loan Indebtedness per year(4)
Maximum
Current		1.0% of Loan Indebtedness per year(4)

Classification: Internal Use

Optional Insurance Benefits
Supplemental Benefit Rider	monthly
Additional Asset Based Charge(5)
Policy without Enhanced Cash Surrender Value Rider
Maximum		0.90% of Division value per year
Current		0.15% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.18% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.22% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.25% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.27% of Division value per year
Cost of Supplemental Insurance Charge(1)
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00374 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00873 per $1,000 of Net Amount at Risk

(1)    This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)    Current charges reflect the charges in effect as of the date of this supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)    This charge decreases after Policy Year ten.
(5)    If you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected.

Classification: Internal Use